Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		REX Bitcoin Corporate Treasury Convertible Bond ETF
Average Annual Return, Percent	(5.98%)
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.11%